Derivative Financial Instruments (Fair values of derivative instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Derivative, Fair Value	$ (744,877)	$ (2,457,869)	$ (844,053)
Forward foreign exchange contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	123,037	215,060	(428,979)
Interest rate swap contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	$ (463,365)	$ (1,292,475)	$ 114,638